Audited Consolidated Balance Sheet as of December 31, 2018 and Unaudited Interim Condensed Consolidated Balance Sheet as of March 31, 2019 - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Current assets:
Cash	$ 1,961	$ 3,889
Advances to suppliers	1,066	1,209
Due from related parties	381	481
Prepaid expenses and other current assets	150	292
Total current assets	3,558	5,871
Noncurrent assets:
Property and equipment, net	263	282
Operating lease right-of-use asset	3,054
Other noncurrent asset	970	910
Total noncurrent assets	4,287	1,192
Total assets	7,845	7,063
Current liabilities:
Accounts payable	8,966	9,586
Accrued expenses	7,872	5,495
Due to related parties	350
Current portion of operating lease liabilities	686
Other current liabilities	1,596	1,364
Total current liabilities	19,470	16,445
Noncurrent liabilities:
Long-term loans	2,980
Operating lease liabilities	2,427
Total noncurrent liabilities	5,407
Total liabilities	24,877	16,445
Equity (deficit):
Ordinary shares ($0.0001 par value; 500,000,000 shares authorized; 23,184,612 shares issued and outstanding as of December 31, 2018 and March 31, 2019, respectively)	2	2
Additional paid-in capital	171,321	170,950
Accumulated deficit	(186,053)	(178,760)
Accumulated other comprehensive gain (loss)	(111)	42
Total BeyondSpring Inc.’s shareholder’s deficit	(14,841)	(7,766)
Noncontrolling interests	(2,191)	(1,616)
Total deficit	(17,032)	(9,382)
Total liabilities and deficit	$ 7,845	$ 7,063